Leasing Arrangements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Summary Operating and Finance Lease Expense

The components of operating and finance lease expense were as follows for the three and six months ended June 30, 2020 and 2019, respectively, for continuing operations (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Finance lease cost:
Amortization of right-of use assets	$13	11	34	16
Interest on lease liabilities	4	4	7	5
Operating lease cost	60	44	116	87
Short-term lease cost	17	29	45	54
Variable lease cost	3	15	18	45
	$97	$103	$220	$207

The components of operating and finance lease expense were as follows for the year ended December 31, 2019 for continuing operations (in thousands):

Finance lease cost:
Amortization of right-of use assets	$35
Interest on lease liabilities	13
Operating lease cost	220
Short-term lease cost	109
Variable lease cost	55
$432

Schedule of Supplemental Cash Flow Related Leases Continuing Operations

Supplemental cash flow related to leases of the Company’s continuing operations was as follows for the three and six months ended June 30, 2020 and 2019 (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Cash paid amounts included in the measurement of lease liabilities:
Operating cash flows used for operating leases	$59	$55	$116	$110
Financing cash flows used for finance leases	10	15	23	25

Supplemental cash flow related to operating leases of the Company’s continuing operations was as follows for the year ended December 31, 2019 (in thousands):

Cash paid amounts included in the measurement of lease liabilities:
Operating cash flows used for operating leases	$220

Schedule of Other Supplemental Information Leases Related Continuing Operations

Other supplemental information related to leases of the Company’s continuing operations was as follows at June 30, 2020 and 2019, respectively:

	Six months ended June 30, 2020	Six months ended June 30, 2019
Weighted average remaining lease term (in years)
Operating leases	1.06	1.49
Finance leases	3.17	4.19

Weighted average discount rate
Operating leases	8.06%	7.96%
Finance leases	8.45%	9.08%

Other supplemental information related to operating and finance leases of the Company’s continuing operations was as follows at December 31, 2019:

Weighted average remaining lease term (in years):
Operating leases	0.99
Finance leases	3.35

Weighted average discount rate:
Operating leases	7.98%
Finance leases	8.21%

Schedule of Future Estimated Minimum Lease Payments Under Non-cancelable Operating Leases

At June 30, 2020, future estimated minimum lease payments under non-cancelable operating leases were as follows (in thousands):

	Finance Leases	Operating Leases	Total
2020 (remaining 6 months)	$61	$76	$137
2021	45	20	65
2022	35	11	46
2023	35	2	37
2024	8	—	8
Total minimum lease payments	$184	109	293
Less amount representing interest	17	5	22
Present value of net minimum obligations	167	104	271
Less current obligation under finance and operating leases	70	93	163
Long-term obligation under finance and operating leases	$97	$11	$108

Minimum future lease payments under all finance and operating leases as of December 31, 2019 are as follows (in thousands):

	Finance Leases	Operating Leases	Total
December 31,
2020	$84	$209	$293
2021	44	11	55
2022	36	—	36
2023	36	—	36
2024	9	—	9
Total minimum lease payments	209	220	429
Less amount representing interest	34	17	51
Present value of net minimum obligations	175	203	378
Less current obligation under finance and operating leases	68	193	261
Long-term obligation under finance and operating leases	$107	$10	$117